Trade Payables (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of trade and other payables [text block] [Abstract]
Schedule of Trade Payables
	December 31,
	2021	2020
	U.S. Dollars in thousands

Open debts mainly in USD	$7,354	$3,523
Open debts in EUR	9,174	5,413
Open debts in NIS	8,576	7,174
Total Trade Payables	$25,104	$16,110